Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 574	$ 305
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total	12,106	591
Other liabilities (related to business combination)	12,811	16,786
Total	12,811	16,786
FVOCI [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities	12,106
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities	317
FVTPL [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities	317
Other investments - other securities	257	305
FVTPL [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities		591
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Total	12,680	896
Other liabilities (related to business combination)	12,811	16,786
Total	12,811	16,786
Fair value [Member] | FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities	12,106
Fair value [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities		591
Other investments - other securities	$ 257	$ 305